SHARE CAPITAL DISCLOSURE: SCHEDULE OF EXERCISE PRICES OF OUTSTANDING SHARE OPTIONS (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
SCHEDULE OF EXERCISE PRICES OF OUTSTANDING SHARE OPTIONS

Number of options exercisable	Grant date	Exercise price and expiry date
440,000	November 24, 2021	$0.75 expiring on November 24, 2026
1,200,000	October 2, 2024	$0.12 expiring on October 2, 2026
1,640,000